Destra International & Event-Driven Credit Fund
Schedule of Investments
As of DECEMBER 31, 2020 (unaudited)

Shares or
Principal
Amounts	Description	Value
	BANK LOANS – 2.0%
	JERSEY – 0.4%
406,304	Alloy Finco, Ltd., 14.000%,
	03/06/2025	$169,971
159,963	Alloy Finco, Ltd., 14.000%,
	03/06/2025	65,852
		235,823

	UNITED STATES – 1.6%
575,758	Crown Finance U.S., Inc., 0.000%
	(1-Month USD Libor + 250 basis points), 02/28/2025(1)	393,853
66,321	Crown Finance U.S., Inc., 0.000%
	(1-Month USD Libor + 700 basis points), 05/23/2024(1)	79,420
109,494	Dealer Tire LLC, 4.397% (1-Month
	USD Libor + 425 basis points), 02/05/2027(1)	109,037
419,562	Zayo Group Holdings, Inc., 3.147%
	(1-Month USD Libor + 300 basis points), 03/09/2027(1)	417,951
		1,000,261
	TOTAL BANK LOANS
	(Cost $1,347,015)	1,236,084

	CORPORATE DEBT SECURITIES – 21.9%
	AUSTRIA – 0.8%
241,000	Eldorado Intl. Finance GmbH,
	8.625%, 06/16/2021(2)	244,587
200,000	Erste Group Bank AG, 6.500%(3)(4)	273,950
		518,537
	CANADA – 0.9%
526,000	First Quantum Minerals, Ltd.,
	6.875%, 10/15/2027(2)	571,368

	CAYMAN ISLANDS – 4.3%
615,532	Global Aircraft Leasing Co., Ltd.,
	6.500%, 09/15/2024(2)	550,901
740,000	Momo, Inc., 1.250%, 07/01/2025	613,737
	Tencent Holdings, Ltd.:
800,000	2.390%, 06/03/2030(2)	823,048
400,000	3.240%, 06/03/2050(2)	414,051
300,000	3.290%, 06/03/2060(2)	312,069
		2,713,806
	CHILE – 0.4%
200,000	VTR Comunicaciones SpA, 5.125%,
	01/15/2028(2)	213,320

	FRANCE – 1.0%
200,000	Altice France SA, 7.375%,
	05/01/2026(2)	210,750
332,000	Banijay Entertainment SASU,
	3.500%, 03/01/2025(2)	407,128
		617,878
Shares or
Principal
Amounts	Description	Value
	CORPORATE DEBT SECURITIES (continued)
	LUXEMBOURG – 1.3%
742,000	Altice France Holding SA, 10.500%,
	05/15/2027(2)	$834,286

	MAURITIUS – 1.0%
600,000	HTA Group, Ltd./Mauritius, 7.000%,
	12/18/2025(2)	649,140

	MEXICO – 1.1%
600,000	Banco Mercantil del Norte SA/ Grand Cayman, 8.375%(2)(3)(4)	717,156

	NETHERLANDS – 3.2%
1,430,000	Petrobras Global Finance BV,
	6.750%, 06/03/2050	1,778,563
200,000	VTR Finance, 6.375%,
	07/15/2028(2)	218,750
		1,997,313
	UNITED KINGDOM – 1.7%
400,000	Lloyds Banking Group PLC,
	7.500%(3) (4)	461,000
320,000	Natwest Group PLC, 6.000%(3)(4)	351,318
670,000	Petra Diamonds U.S. Treasury PLC,
	7.250%, 05/01/2022(2)(5)	262,975
		1,075,293
	UNITED STATES – 6.2%
536,000	Bruin E&P Partners LLC, 8.875%,
	08/01/2023(2)(5)	2,278
271,000	Neon Holdings, Inc., 10.125%,
	04/01/2026(2)	297,423
450,000	Pioneer Natural Resources Co.,
	0.250%, 05/15/2025(2)	600,160
428,000	Radiate Holdco LLC, 6.500%,
	09/15/2028(2)	451,807
500,000	RegionalCare Hospital Partners Holdings, Inc., 9.750%,
	12/01/2026(2)	550,937
997,000	Resolute Forest Products, Inc.,
	5.875%, 05/15/2023	998,142
140,000	Talen Energy Supply LLC, 10.500%,
	01/15/2026(2)	124,884
446,000	Terrier Media Buyer, Inc., 8.875%,
	12/15/2027(2)	492,551
384,000	Voyager Aviation Holdings LLC,
	9.000%, 08/15/2021(2)	217,920
146,000	Windstream Escrow LLC, 7.750%,
	08/15/2028(2)	147,296
		3,883,398
	TOTAL CORPORATE DEBT SECURITIES
	(Cost $13,163,738)	13,791,495

Destra International & Event-Driven Credit Fund
Schedule of Investments (CONTINUED)
As of DECEMBER 31, 2020 (unaudited)

Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES–52.3%
	BELGIUM – 1.1%
400,000	Anheuser-Busch InBev SA, 3.700%, 04/02/2040	$693,934

	BERMUDA – 0.8%
500,000	SFL Corp., Ltd., 5.750%, 10/15/2021	494,950

	BRAZIL – 1.1%
1,020,000	Samarco Mineracao SA, 4.125%, 11/01/2022(5)(6)	726,750

	CAYMAN ISLANDS – 3.0%
4,000,000	China Education Group Holdings, Ltd., 2.000%, 03/28/2024	613,885
10,000,000	China Evergrande Group, 4.250%, 02/14/2023	1,271,618
		1,885,503

	DOMINICAN REPUBLIC – 0.9%
	Dominican Republic International Bond:
235,000	4.875%, 09/23/2032	260,852
280,000	5.875%, 01/30/2060	309,403
		570,255

	FRANCE – 3.8%
	BNP Paribas SA:
200,000	7.000%(3)(4)	237,163
810,000	6.625%(2)(3)(4)	886,950
	Electricite de France SA:
200,000	5.375%(3)(4)	281,410
700,000	5.000%(3)(4)	986,021
		2,391,544

	GERMANY – 0.5%
350,000	KME SE, 6.750%, 02/01/2023	346,874

	ISRAEL – 0.9%
520,000	Delek & Avner Tamar Bond, Ltd., 5.412%, 12/30/2025(2)	547,038

	ITALY – 4.7%
	Banca Monte dei Paschi di Siena SpA:
255,000	10.500%, 07/23/2029	387,196
589,000	8.000%, 01/22/2030(4)	712,940
247,000	Intesa Sanpaolo SpA, 7.750%(3)(4)	363,035
2,303,000	Moby SpA, 7.750%, 02/15/2023(5)	718,543
600,000	UniCredit SpA, 6.625%(3)(4)	774,042
		2,955,756
	JERSEY – 0.4%
200,000	AA Bond Co., Ltd., 5.500%, 07/31/2043	267,753
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	LEBANON – 0.1%
	Lebanon Government International Bond:
83,000	6.375%, 03/09/2021(5)	$11,620
195,000	6.150%, 06/19/2021(5)	31,444
		43,064

	LUXEMBOURG – 3.5%
203,000	Altice France Holding SA, 8.000%, 05/15/2027	270,447
200,000	Avation Capital SA, 6.500%, 05/15/2021(2)	146,725
	Paper Industries Intermediate Financing Sarl:
810,666	6.000% (3-Month EUR Libor + 600 basis points), 03/01/2025(1)(2)	696,798
328,000	6.000% (3-Month EUR Libor + 600 basis points), 03/01/2025(1)	281,598
557,384	7.000% (3-Month EUR Libor + 700 basis points), 03/01/2025(1)(2)	624,014
100,000	Telecom Italia Finance SA, 7.750%, 01/24/2033	181,034
		2,200,616

	MALAYSIA – 2.5%
1,000,000	1MDB Energy, Ltd., 5.990%, 05/11/2022	1,052,500
2,000,000	Malaysia Government Bond, 3.885%, 08/15/2029	547,224
		1,599,724

	MEXICO – 1.5%
15,100,000	Mexican Bonos, 8.500%, 05/31/2029	924,468

	NETHERLANDS – 7.3%
800,000	Cooperatieve Rabobank UA, 4.625%(3)(4)	1,070,598
434,000	EA Partners II BV, 6.750%, 06/01/2021(5)	184,450

511,013	MV24 Capital BV, 6.748%, 06/01/2034	560,969
	Prosus:
300,000	1.539%, 08/03/2028(2)	379,178
300,000	2.031%, 08/03/2032(2)	382,794
787,850	Stichting AK Rabobank Certification, 6.500%(3)	1,280,630
600,000	Yandex, 0.750%, 03/03/2025	774,000
		4,632,619

	PERU – 1.1%
2,100,000	Peruvian Government International Bond, 6.900%, 08/12/2037	717,417

	PORTUGAL – 0.9%
400,000	Caixa Geral de Depositos SA, 10.750%(3)(4)	540,040

Destra International & Event-Driven Credit Fund
Schedule of Investments (CONTINUED)
As of DECEMBER 31, 2020 (unaudited)

Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	SINGAPORE – 1.6%
1,309,913	Mulhacen Pte, Ltd., 6.500%, 08/01/2023	$989,687

	SOUTH AFRICA – 1.4%
13,500,000	Republic of South Africa Government Bond, 8.000%, 01/31/2030	877,632

	SPAIN – 1.8%
200,000	Autonomous Community of Catalonia, 4.220%, 04/26/2035	330,507
	CaixaBank SA:
400,000	6.750%(3)(4)	542,395
200,000	5.250%(3)(4)	251,621
		1,124,523

	SWEDEN – 0.6%
300,000	Fastighets AB Balder, 3.000%, 03/07/2078(4)	376,698

	SWITZERLAND – 1.1%
600,000	Credit Suisse Group AG, 7.250%(3)(4)	675,557

	UNITED KINGDOM – 9.9%
570,000	Barclays PLC, 8.000%(3)(4)	635,840
	BP Capital Markets PLC:
750,000	4.375%(3)(4)	804,412
500,000	4.875%(3)(4)	559,100
970,000	Gazprom PJSC via Gaz Finance PLC, 4.599%(2)(3)(4)	1,011,710
3,150,000	House of Fraser Funding PLC, 6.530% (3-Month GBP Libor + 575 basis points), 09/15/2021(1)(5)(6)	64,584
500,000	Lloyds Banking Group PLC, 4.947%(3)(4)	659,326
573,000	Matalan Finance PLC, 6.750%, 01/31/2023	607,266
100,000	Miller Homes Group Holdings PLC, 5.500%, 10/15/2024	140,821
420,000	Virgin Media Finance PLC, 3.750%, 07/15/2030(2)	524,807
906,000	Voyage Care BondCo PLC, 10.000%, 11/01/2023	1,115,906
100,000	William Hill PLC, 4.875%, 09/07/2023	145,811
		6,269,583

	VIETNAM – 0.8%
500,000	No Va Land Investment Group Corp., 5.500%, 04/27/2023	498,755
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	VIRGIN ISLANDS (BRITISH) – 1.0%
660,000	PB Issuer No. 5, Ltd., 3.000%, 12/10/2025	$635,250

	TOTAL INTERNATIONAL DEBT SECURITIES (Cost $30,552,530)	32,985,990

	INTERNATIONAL EQUITIES – 0.1%
	UNITED KINGDOM – 0.1%
94,740	AA PLC(6)	43,641
83,185	Amigo Holdings PLC(2)	9,608
		53,249
	TOTAL INTERNATIONAL EQUITIES (Cost $169,205)	53,249

	PRIVATE COMPANIES – 4.2%
	AUSTRALIA – 0.2%
65,000	Quintis Australia Pty, Ltd., Common Shares(7)(8)	46,150
	Quintis Australia Pty, Ltd., Corporate Debt:
7,592	7.500%, 10/01/2026(2)(7)(8)	7,174
117,000	0.000%, 10/01/2028(2)(7)(8)	66,807
		120,131

	ITALY – 1.9%
1,100,000	Saxa Gres Spa,7.000%,
	08/04/2026(7)(8)	1,211,306

	LUXEMBOURG – 1.3%
25,947,663	Paper Industries TopCo Ltd., Common Shares	820,157
557,384	Paper Industries TopCo Ltd., Warrants, 06/23/2025(7)(8)	7
		820,164

	UNITED KINGDOM – 0.0%
363,443	Alloy Topco Ltd., Common Shares(7)(8)	50
21,970	Cineworld Group PLC, Warrants, 11/23/2025(7)(8)	—
		50

	UNITED STATES – 0.8%
1,641,791	Vertellus Escrow U.S., Common Shares(7)(8)	377,612
1,641,791	WR Grace Claim, Common Shares(7)(8)	126,418
		504,030

	TOTAL PRIVATE COMPANIES (Cost $1,862,648)	2,655,681

Destra International & Event-Driven Credit Fund
Schedule of Investments (CONTINUED)
As of DECEMBER 31, 2020 (unaudited)

Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	SHORT-TERM INVESTMENTS –13.2%
	UNITED STATES – 13.2%
8,339,582	BlackRock Liquidity Funds FedFund Portfolio - Institutional Class, 0.006%(9)	$8,339,582

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,339,582)	8,339,582

	TOTAL INVESTMENTS – 93.7% (Cost $55,434,718)	59,062,081
	Other Assets in Excess of Liabilities– 6.3%	3,977,308
	TOTAL NET ASSETS – 100.0%	$63,039,389

[1]	Floating rate security. Rate as of December 31, 2020 is disclosed.

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. At December 31, 2020 the total value of these securities is $14,598,388 representing 23.2% of net assets.

[3]	Security is perpetual in nature with no stated maturity date.

[4]	Variable rate security. Rate as of December 31, 2020 is disclosed.

[5]	Security is in default.

[6]	Non-income producing security.

[7]	Fair valued using significant unobservable inputs.

[8]	Illiquid and restricted investments as to resale.

[9]	The rate is the annualized seven-day yield as of December 31, 2020.

Destra International & Event-Driven Credit Fund
Schedule of Investments (CONTINUED)
As of DECEMBER 31, 2020 (unaudited)

At December 31, 2020, the Destra International & Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

				Contract Amount
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Buy		Sell		Value	Unrealized Appreciation (Depreciation)
February 2, 2021	HSBC Securities	Brazil Real	U.S. Dollar	BRL	1,501,481		$258,997	$288,885	$29,888
February 10, 2021	BNP Paribas Securities Corp.	Russian Ruble	U.S. Dollar	RUB	39,146,765		$500,000	527,125	27,125
February 10, 2021	Brown Brothers Harriman	Czech Koruna	U.S. Dollar	CZK	11,196,770		$500,000	521,549	21,549
February 10, 2021	Brown Brothers Harriman	Poland Zloty	U.S. Dollar	PLN	1,898,312		$500,000	508,670	8,670
February 10, 2021	Citibank, N.A.	Colombian Peso	U.S. Dollar	COP	1,828,500,000		$500,000	534,675	34,675
February 10, 2021	Citibank, N.A.	Indian Rupee	U.S. Dollar	INR	37,320,000		$500,000	508,573	8,573
February 10, 2021	Citibank, N.A.	Indonesian Rupiah	U.S. Dollar	IDR	7,160,000,000		$500,000	507,707	7,707
February 10, 2021	Citibank, N.A.	U.S. Dollar	Peru Nuevo Sol		$350,000	PEN	1,271,725	351,448	(1,448)
March 17, 2021	Brown Brothers Harriman	Norwegian Krone	U.S. Dollar	NOK	301,161		$34,661	35,121	460
March 17, 2021	Brown Brothers Harriman	U.S. Dollar	Euro Currency		$8,110,792	EUR	6,698,500	8,199,532	(88,740)
March 17, 2021	Brown Brothers Harriman	U.S. Dollar	Euro Currency		$10,646,132	EUR	8,793,100	10,763,500	(117,368)
March 17, 2021	Brown Brothers Harriman	U.S. Dollar	Euro Currency		$47,862	EUR	39,000	47,739	123
March 17, 2021	Brown Brothers Harriman	U.S. Dollar	Hong Kong Dollar		$49,152	HKD	381,000	49,150	2
March 17, 2021	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$50,234	NOK	443,701	51,744	(1,510)
March 17, 2021	Brown Brothers Harriman	U.S. Dollar	Pound Sterling		$2,317,591	GBP	1,731,000	2,368,097	(50,506)
March 17, 2021	Brown Brothers Harriman	U.S. Dollar	South African Rand		$858,144	ZAR	13,005,614	876,461	(18,317)
March 17, 2021	Citibank, N.A.	Chinese Yuan Renminbi	U.S. Dollar	CNH	4,162,800		$631,780	633,181	1,401
March 17, 2021	Credit Agricole	U.S. Dollar	Mexican Peso		$304,707	MXN	6,116,349	304,637	70
March 17, 2021	Morgan Stanley & Co. LLC	Norwegian Krone	U.S. Dollar	NOK	142,540		$16,123	16,623	500
March 17, 2021	Royal Bank of Scotland	U.S. Dollar	Euro Currency		$53,961	EUR	44,000	53,860	101
March 17, 2021	Societe Generale	U.S. Dollar	Hong Kong Dollar		$1,849,644	HKD	14,339,000	1,849,777	(133)
March 17, 2021	Societe Generale	U.S. Dollar	Pound Sterling		$522,540	GBP	390,000	533,540	(11,000)
March 17, 2021	Standard Chartered	Euro Currency	U.S. Dollar	EUR	94,000		$115,596	115,064	(532)
March 17, 2021	State Street	U.S. Dollar	Euro Currency		$127,321	EUR	104,000	127,305	16
									$(148,694)

Destra International & Event-Driven Credit Fund
Schedule of Investments (CONTINUED)
As of DECEMBER 31, 2020 (unaudited)

At December 31, 2020, the Destra International & Event-Driven Credit Fund had swap contracts as set forth below:

Interest Rate Swap Contracts:

Counterparty	Payments Made / Frequency	Payments Received / Frequency	Maturity Date	Notional Amount at Value[1]		Premium (Paid) Received	Unrealized Gain (Loss)	Value
Goldman Sachs & Co.	BRL-CDI / Once at Maturity	4.078% Fixed / Once at Maturity	1/2/2023	BRL	10,527,521	$—	$18,755	$18,755
Citigroup, Inc.	7-day Reverse Repo / Quarterly	2.650% Fixed / Quarterly	10/27/2025	CNY	9,500,000	—	320	320
							$19,075	$19,075

[1]	The maximum potential amount the Fund may receive should a credit event take place as defined under the terms of the contract.

At December 31, 2020, the Destra International & Event-Driven Credit Fund had futures contracts as set forth below:

Interest Rate Futures Contracts:

					Unrealized
	Number of		Notional		Appreciation
Expiration Date	Contracts	Description	Amount	Value	(Depreciation)
Short Futures Contracts:
December 2020	5	Ultra Long U.S. Treasury Bond	$(1,077,753)	$(1,067,812)	$9,941

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each illiquid and restricted investment held by the Fund at December 31, 2020 is as follows:

				Percentage of
Security	Acquisition Date	Cost	Value	Net Assets
Alloy Topco Ltd., Common Shares	3/10/2020	$—	$50	0.00%
Cineworld Group PLC, Warrants	12/4/2020	3	—	0.00
Paper Industries TopCo Ltd., Warrants	7/16/2020	—	7	0.00
Quintis Australia Pty, Ltd., Common Shares	10/30/2019	—	46,150	0.07
Quintis Australia Pty, Ltd., Corporate Debt, 7.500%	9/11/2019	5,791	7,174	0.01
Quintis Australia Pty, Ltd., Corporate Debt, 0.000%	9/11/2019	51,871	66,807	0.11
Saxa Gres SpA	11/27/2018	1,211,067	1,211,306	1.94
Vertellus Escrow U.S., Common Shares	12/22/2020	2	377,612	0.60
WR Grace Claim, Common Shares	12/22/2020	2	126,418	0.20